Filed pursuant to Rule 497(e)
Registration No. 033-06790

THE TETON WESTWOOD FUNDS

TETON Convertible Securities Fund
(“Convertible Securities Fund”)

Supplement dated September 21, 2023, to the Convertible Securities Fund’s Summary Prospectus, Statutory Prospectus and Statement of Additional Information, each dated January 27, 2023.

Mr. Thomas Dinsmore will resign as a portfolio manager of the Convertible Securities Fund, effective October 1, 2023. Accordingly, effective October 1, 2023, all references to Mr. Thomas Dinsmore are hereby removed in their entirety from the applicable sections of the Convertible Securities Fund’s Summary Prospectus, Prospectus and Statement of Additional Information.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE